Income taxes	12 Months Ended
Mar. 31, 2024
Income taxes paid (refund) [abstract]
Income taxes	Income taxes
The components of the provision for income tax are as follows:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
Current income tax expense	$	$	$
Current period	15.4	44.0	35.6
Adjustment in respect of prior periods	9.5	(1.9)	(0.4)
	24.9	42.1	35.2
Deferred income tax recovery
Origination and reversal of temporary differences	(0.8)	(18.5)	(11.9)
Effect of change in income tax rates	(0.2)	(0.6)	—
Adjustment in respect of prior periods	(6.3)	1.6	(0.2)
	(7.3)	(17.5)	(12.1)
Income tax expense	17.6	24.6	23.1
The effective income tax rates differ from the weighted average basic Canadian federal and provincial statutory income tax rates for the following reasons:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
Income before income taxes	75.7	93.5	117.7
Expected Statutory Rate	25.5%	25.3%	25.4%
Income tax at expected statutory rate	19.3	23.7	29.8
Non-deductible (taxable) items	(0.1)	0.8	(0.8)
Non-deductible stock option expense	1.7	3.0	2.9
Effect of foreign tax rates	(10.3)	(10.0)	(14.6)
Non-deductible (taxable) remeasurement of contingent consideration and put option	1.4	2.4	—
Non-deductible (taxable) foreign exchange loss (gain)	0.9	1.4	0.2
Change in tax rates	(0.2)	(0.4)	0.1
Change in deferred tax asset not recognized	1.7	4.1	6.1
Adjustments in respect of prior years	3.2	(0.4)	(0.6)
Income tax expense	17.6	24.6	23.1
Pillar Two legislation has been enacted or substantively enacted locally in a number of jurisdictions in which the Company operates in, where they would be effective for financial year beginning on April 1, 2024. Based on a preliminary assessment, the Pillar Two effective tax rate in most of the jurisdictions in which the Company operates in, is above 15%. As a result, any impact of these rules is not expected to be material. However, the Company will continue to monitor and reassess the impact of the Pillar Two rules.
The change in the year in the components of deferred tax assets and liabilities are as follows:

		Change in the year affecting
	April 2, 2023	Net income	Foreign exchange translation	Other comprehensive income (loss)	March 31, 2024
	$	$	$	$	$
Losses carried forward	11.5	15.5	—	—	27.0
Employee future benefits	0.1	—	—	0.1	0.2
Other liabilities	1.9	5.0	0.8	—	7.7
Inventory capitalization	6.8	(4.2)	—	—	2.6
Capital lease	9.3	3.0	—	—	12.3
Tax relief from Swiss tax reform	7.6	(5.9)	—	—	1.7
Unrealized profit in inventory	36.9	(1.6)	0.1	—	35.4
Provisions and other temporary differences	7.6	0.4	—	—	8.0
Total deferred tax asset	81.7	12.2	0.9	0.1	94.9
Unrealized foreign exchange	(3.1)	0.7	—	(0.3)	(2.7)
Intangible assets	(18.8)	(0.8)	—	—	(19.6)
Property, plant and equipment	(8.7)	(4.8)	—	—	(13.5)
Total deferred tax liabilities	(30.6)	(4.9)	—	(0.3)	(35.8)
Net deferred tax assets (liabilities)	51.1	7.3	0.9	(0.2)	59.1
The change in deferred tax assets and liabilities as presented in the statement of financial position are as follows:

		Changes in the year affecting
	April 2, 2023	Net income	Foreign exchange translation	Other comprehensive loss	March 31, 2024
	$	$	$	$	$
Deferred tax assets	67.5	8.8	0.2	(0.2)	76.3
Deferred tax liabilities	(16.4)	(1.5)	0.7	—	(17.2)
	51.1	7.3	0.9	(0.2)	59.1
Available deferred income tax assets related to capital losses, and Swiss tax relief in the amount of $0.5m and $31.8m, respectively, were not recognized as it is not probable that future taxable income will be available to the Company to utilize the benefits.
The corporate entities within the Company have the following tax-loss carry-forwards that are expected to expire in the following years, if not utilized.

$
2040 and prior	13.1
2041	8.8
2042	8.5
2043	7.5
2044	8.1
46.0
An additional $52.2m of operating losses can be carried forward indefinitely.
As at March 31, 2024, deferred income taxes have not been provided on $419.8m (April 2, 2023 - $417.7m, April 3, 2022 - $356.4m) of undistributed earnings of foreign subsidiaries, as the Company has concluded that such earnings should not give rise to additional tax liabilities upon repatriation or are indefinitely reinvested.
As at March 31, 2024, in addition to the amount charged to profit or loss and other comprehensive income, no tax recovery was recognized directly in equity related to excess tax deductions on share-based payments for stock options exercised (April 2, 2023 - $nil, April 3, 2022 - $nil). No tax expense was reversed out of equity related to reduction of expected tax deductions on issuance of RSU and PSU (April 2, 2023 - $nil and $nil, respectively, April 3, 2022 - $0.2m and $nil, respectively).